Business Segments and Geographic Information (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Segment Reporting Information

Segment information for fiscal 2012, 2011 and 2010 is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Total revenues:
Breast Health	$875,771	$825,551	$755,542
Diagnostics	718,064	571,263	552,501
GYN Surgical	313,089	300,538	283,142
Skeletal Health	95,728	91,997	88,367

	$2,002,652	$1,789,349	$1,679,552

Operating income (loss):
Breast Health	$186,106	$187,970	$(93,623)
Diagnostics	(32,787)	170,693	100,469
GYN Surgical	(51,892)	3,623	53,071
Skeletal Health	12,290	12,159	10,020

	$113,717	$374,445	$69,937

Depreciation and amortization:
Breast Health	$42,924	$45,165	$52,660
Diagnostics	197,274	165,065	169,616
GYN Surgical	103,781	92,587	70,724
Skeletal Health	1,772	1,919	1,768

	$345,751	$304,736	$294,768

Capital expenditures:
Breast Health	$9,821	$12,069	$10,392
Diagnostics	44,939	23,128	18,317
GYN Surgical	12,233	11,467	9,575
Skeletal Health	171	2,198	3,637
Corporate	11,609	6,801	4,737

	$78,773	$55,663	$46,658

Identifiable assets:
Breast Health	$956,134	$985,196	$988,041
Diagnostics	6,170,553	1,770,107	1,802,148
GYN Surgical	1,944,386	2,049,682	1,834,773
Skeletal Health	32,778	31,864	30,293
Corporate	1,373,257	1,171,931	970,579

	$10,477,108	$6,008,780	$5,625,834

Product Sales by Product Line

Product sales by product line for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended June 30,
	2012		2011
	$	%	$	%
Clinical diagnostics	$185,572	62%	$175,764	65%
Blood screening	107,384	36%	89,887	33%
Research products and services	5,043	2%	5,382	2%

Total product sales	$297,999	100%	$271,033	100%

Product sales by product line were as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Clinical diagnostics	$352,972	63%	$305,816	59%	$274,215	57%
Blood screening	199,411	35%	203,140	39%	197,537	41%
Research products and services	10,205	2%	13,753	3%	12,007	2%

Total product sales	$562,588	100%	$522,709	100%	$483,759	100%

Revenues by Geography

Revenues by geography as a percentage of total revenues are as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
United States	75%	77%	79%
Europe	12%	14%	12%
Asia-Pacific	8%	6%	5%
All others	5%	3%	4%

	100%	100%	100%

Schedule of Geographically Located Property and Equipment, Net

The Company’s property and equipment, net are geographically located as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
United States	$405,141	$165,177	$183,383
Costa Rica	30,452	34,107	35,984
Europe	59,927	29,591	28,060
All other countries	12,478	9,791	4,271

	$507,998	$238,666	$251,698

Total revenues and net long-lived assets by geographic region were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Total revenue
North America	$414,418	$395,824	$369,790
Rest of World	161,816	147,503	128,512

	$576,234	$543,327	$498,302

	Years Ended December 31,
	2011	2010
Net long-lived assets (1)
North America	$147,288	$138,806
Rest of World	28,793	22,057

	$176,081	$160,863

(1)	Net long-lived assets related to the Company’s property, plant and equipment.